Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Capital Commitments

The Group’s capital expenditure contracted for as of December 31 but not provided in the consolidated financial statements were as follows:

	2018	2017
	Million	Million

Land and buildings	9,327	10,950
Telecommunications equipment	44,174	32,112

	53,501	43,062

Future Minimum Lease Payments Under Non-cancellable Operating Leases

The total future minimum lease payments under non-cancellable operating leases as of December 31 are as follows:

	Land and buildings	Leased lines and network assets	Others	Total
	Million	Million	Million	Million

As of December 31, 2018
Within one year	10,067	44,867	1,402	56,336
After one year but within five years	24,843	123,088	1,324	149,255
After five years	11,165	3,464	81	14,710

	46,075	171,419	2,807	220,301

As of December 31, 2017
Within one year	10,344	46,730	1,023	58,097
After one year but within five years	20,372	112,465	961	133,798
After five years	4,831	1,183	58	6,072

	35,547	160,378	2,042	197,967